S000033314 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	33.57%	4.20%	8.42%
MSCI Emerging Markets Investable Market Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.38%	4.67%	8.37%
Morningstar® Emerging Markets Factor Tilt Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1]	29.82%	6.88%	8.62%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		29.57%	5.96%	7.77%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.37%	5.03%	6.99%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.24%	4.50%	6.17%

[1]	Reflects no deduction for fees, expenses or taxes.